Other assets and other liabilities (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of other assets
Components of other assets as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Advance payments and prepaid expenses	606,389	668,544

Income taxes receivable and other taxes receivable	253,267	203,310

Net defined benefit assets	71,536	86,914

Insurance contract assets	56,975	47,715

Other	194,573	180,655

Total	1,182,740	1,187,138

Current assets	669,335	621,209

Non-current assets	513,405	565,929

Summary of other liabilities
Components of other liabilities as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Contract liabilities	534,432	632,912

Accrued short-term employee benefits	477,737	486,678

Refund liabilities	218,465	193,103

Taxes payable other than income taxes	167,244	165,150

Accrued expenses	244,784	255,697

Insurance contract liabilities	162,344	181,332

Other long-term employee benefit obligations	91,251	73,622

Product warranties	24,753	21,376

Other	147,765	191,898

Total	2,068,775	2,201,768

Current liabilities	1,906,396	2,039,121

Non-current liabilities	162,379	162,647

Summary of changes in product warranties
The changes in product warranties for the fiscal year ended March 31, 2025 are as follows:

Yen in millions
Fiscal year ended March 31
2025
Balance at beginning of the fiscal year	24,753

Additional product warranties	22,758

Amounts used during the year	(24,089)

Unused amounts reversed during the year	(1,594)

Translation adjustment	(452)

Balance at end of the fiscal year	21,376